Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom Lifetime Income I Portfolio
March 31, 2022
VIPFLI-I-NPRT1-0522
1.830289.116
Domestic Equity Funds - 6.3%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	2,483	119,744
VIP Equity-Income Portfolio Investor Class (a)	4,925	126,314
VIP Growth & Income Portfolio Investor Class (a)	5,496	143,669
VIP Growth Portfolio Investor Class (a)	1,367	123,229
VIP Mid Cap Portfolio Investor Class (a)	936	35,020
VIP Value Portfolio Investor Class (a)	5,058	92,809
VIP Value Strategies Portfolio Investor Class (a)	2,797	45,345
TOTAL DOMESTIC EQUITY FUNDS (Cost $402,914)		686,130

International Equity Funds - 14.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	66,506	726,908
VIP Overseas Portfolio Investor Class (a)	31,667	798,314
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,321,218)		1,525,222

Bond Funds - 59.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	156,522	1,693,572
Fidelity International Bond Index Fund (a)	22,988	218,843
Fidelity Long-Term Treasury Bond Index Fund (a)	21,596	284,632
VIP High Income Portfolio Investor Class (a)	35,882	180,128
VIP Investment Grade Bond Portfolio Investor Class (a)	338,633	4,039,887
TOTAL BOND FUNDS (Cost $6,488,897)		6,417,062

Short-Term Funds - 20.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.06% (a)(b) (Cost $2,233,499)	2,233,499	2,233,499

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,446,528)	10,861,913
NET OTHER ASSETS (LIABILITIES) - 0.0%	11
NET ASSETS - 100.0%	10,861,924

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,735,253	157,017	146,486	-	(2,770)	(49,442)	1,693,572
Fidelity International Bond Index Fund	178,724	64,219	14,369	11	(475)	(9,256)	218,843
Fidelity Long-Term Treasury Bond Index Fund	331,016	29,259	40,722	1,609	(2,300)	(32,621)	284,632
VIP Contrafund Portfolio Investor Class	142,685	15,204	22,675	1,303	(1,364)	(14,106)	119,744
VIP Emerging Markets Portfolio Investor Class	809,815	95,622	81,142	-	(3,751)	(93,636)	726,908
VIP Equity-Income Portfolio Investor Class	150,912	13,471	36,000	187	2,637	(4,706)	126,314
VIP Government Money Market Portfolio Investor Class 0.06%	2,440,646	93,541	300,688	98	-	-	2,233,499
VIP Growth & Income Portfolio Investor Class	171,790	15,088	43,636	322	8,621	(8,194)	143,669
VIP Growth Portfolio Investor Class	145,920	21,154	26,970	6,654	(2,124)	(14,751)	123,229
VIP High Income Portfolio Investor Class	238,018	1,641	50,126	89	(3,345)	(6,060)	180,128
VIP Investment Grade Bond Portfolio Investor Class	4,559,737	286,065	354,834	204,849	1,234	(452,315)	4,039,887
VIP Mid Cap Portfolio Investor Class	41,864	4,000	7,290	945	(516)	(3,038)	35,020
VIP Overseas Portfolio Investor Class	823,151	125,711	38,188	6,203	(2,864)	(109,496)	798,314
VIP Value Portfolio Investor Class	110,587	10,698	28,809	1,399	2,547	(2,214)	92,809
VIP Value Strategies Portfolio Investor Class	54,205	4,120	12,677	450	1,564	(1,867)	45,345
	11,934,323	936,810	1,204,612	224,119	(2,906)	(801,702)	10,861,913

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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